SCHEDULE III - Supplementary Insurance Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		$ 920,779	$ 819,971	$ 874,608
Gross Reserves		12,047,792	11,395,321	10,363,383
Unearned Premiums		2,501,161	2,265,214	2,433,860
Other Benefits Payable		2,638,086	2,704,229	2,417,044
Premium Revenue		6,956,522	6,536,826	6,525,218
Net Investment Income (1)	[1]	376,469	360,668	448,538
Losses Incurred		4,883,984	5,334,900	4,923,156
Amortization of DAC		1,386,832	1,356,118	1,455,462
Other Expenses (2)	[2]	398,542	355,647	369,969
Premiums Written		7,134,018	6,300,858	6,909,058
Non Life
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		617,537	543,416	640,442
Gross Reserves		12,047,792	11,395,321	10,357,981
Unearned Premiums		2,498,426	2,257,441	2,420,009
Other Benefits Payable		0	0	0
Premium Revenue		5,329,556	5,054,529	5,058,056
Losses Incurred		3,443,245	4,016,704	3,662,891
Amortization of DAC		1,279,039	1,254,067	1,306,388
Other Expenses (2)	[2]	100,635	87,163	107,414
Premiums Written		5,510,828	4,825,919	5,438,807
Life and Health
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		303,242	276,555	234,166
Gross Reserves		0	0	0
Unearned Premiums		2,735	7,773	13,851
Other Benefits Payable		2,638,086	2,704,229	2,417,044
Premium Revenue		1,626,966	1,482,297	1,467,162
Net Investment Income (1)	[1]	81,226	68,259	71,756
Losses Incurred		1,440,739	1,318,196	1,263,016
Amortization of DAC		107,793	102,051	149,074
Other Expenses (2)	[2]	88,069	73,105	69,191
Premiums Written		1,623,190	1,474,939	1,470,251
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		0	0	0
Gross Reserves		0	0	5,402
Unearned Premiums		0	0	0
Other Benefits Payable		0	0	0
Premium Revenue		0	0	0
Net Investment Income (1)	[1]	295,243	292,409	376,782
Losses Incurred		0	0	(2,751)
Amortization of DAC		0	0	0
Other Expenses (2)	[2]	209,838	195,379	193,364
Premiums Written		$ 0	$ 0	$ 0

[1]	Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.
[2]	Other expenses are a component of underwriting result for the Non-life business and Life and Health segment as the Company allocates certain other expenses to its operating segments that vary with business written.